Schedule of Calculation of Basic and Diluted Net Income Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Abstract]
Net loss	$ (659,110)	$ (507,109)
Weighted-average shares outstanding-Basic	229,953,989	229,000,001
Weighted-average shares outstanding-Diluted	229,953,989	229,000,001
Loss per share-Basic	$ (0.0029)	$ (0.0022)
Loss per share-Diluted	$ (0.0029)	$ (0.0022)